Inventories - Schedule of Inventories (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Merchandise for sale	$ 2,357,485	$ 1,931,605
Inventories	$ 2,357,485	$ 1,931,605